10-K Stockholders' Deficit - Stock Options (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		40 Months Ended	87 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Mar. 12, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted (in shares)			5,500,000	11,750,000	78,056,991	150,624,337	414,884,688	409,184,688
Shares forfeited or expired to date (in shares)							55,711,814	51,899,314
Average value of shares granted (in dollars per share)			$ 0.0577	$ 0.0465	$ 0.0808	$ 0.0386
Stock options exercised, not yet vested (in shares)					23,514,271			23,514,271
Unvested exercised options at initial exercise price	$ 107,038		$ 107,038		$ 137,887		$ 107,038	$ 137,887
Number of unvested shares (in shares)	53,696,879		53,696,879		105,636,923	70,615,428	53,696,879	105,636,923
Unvested shares, weighted average grant price (in dollars per share)	$ 0.0555		$ 0.0555		$ 0.0656	$ 0.0226	$ 0.0555	$ 0.0656
Stock-based compensation expense	$ 1,280,436	$ 339,821	$ 2,796,252	$ 477,828	$ 2,300,619	$ 4,430,508
Remaining stock-based compensation expense related to unvested option grants					$ 5,346,326			$ 5,346,326
Nonvested award, cost not yet recognized, period for recognition			2 years 8 months 12 days		1 year 10 months 24 days
Aggregate intrinsic value of options outstanding	7,341,670		$ 7,341,670		$ 14,319,711	5,052,057	$ 7,341,670	14,319,711
Aggregate intrinsic value of stock options exercisable	$ 5,925,539		5,925,539		6,662,522	2,824,923	$ 5,925,539	$ 6,662,522
Total intrinsic value of stock options exercised			$ 162,188		$ 1,823,042	4,442,539
Noncontrolling Shareholder, Chief Executive Officer (CEO)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
CEO ownership percentage	6.00%		6.00%		6.00%		6.00%	6.00%
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized to be issued (in shares)									360,917,134
Stock plan termination period			10 years		10 years
Shares available for grant under plan (in shares)	4,223,848		4,223,848		5,911,348		4,223,848	5,911,348
Value of shares granted			$ 317,270	$ 547,333	$ 6,307,463	$ 5,820,971
Vesting period of options			4 years		4 years